Goodwill, VOBA and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
VOBA and Other Intangible Assets
Schedule of Goodwill
Information about goodwill is as follows:

	Goodwill for the Years Ended December 31,
	2015	2014	2013
Goodwill	$156,817	$156,817	$156,817
Accumulated impairment loss	(139,532)	(139,532)	(139,532)
Balance as of December 31:	$17,285	$17,285	$17,285

VOBA
VOBA and Other Intangible Assets
Schedule of Information About Intangible Assets
Information about VOBA is as follows:

	For the Years Ended December 31,
	2015	2014	2013
Beginning balance	$10,129	$11,555	$13,105
Amortization, net of interest accrued	(1,323)	(1,426)	(1,550)
Ending balance	$8,806	$10,129	$11,555

Schedule of Estimated Amortization for the Next Five Years and Thereafter	At December 31, 2015 the estimated amortization of VOBA for the next five years and thereafter is as follows:

Amount
Year
2016	$1,227
2017	1,131
2018	961
2019	874
2020	791
Thereafter	3,822
Total	$8,806

Contract based intangibles
VOBA and Other Intangible Assets
Schedule of Information About Intangible Assets
Information about other intangible assets is as follows:

	As of December 31,
	2015			2014
	Carrying Value	Accumulated Amortization	Net Other Intangible Assets	Carrying Value	Accumulated Amortization	Net Other Intangible Assets
Contract based intangibles	$38,020	$(25,048)	$12,972	$38,020	$(23,260)	$14,760

Schedule of Estimated Amortization for the Next Five Years and Thereafter
The estimated amortization of other intangible assets, which mainly include customers contracts, are as follows:

Amount
Year
2016	$1,788
2017	1,788
2018	1,788
2019	1,788
2020	1,788
Thereafter	4,032
Total other intangible assets with finite lives	$12,972